Fees Summary	Jan. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 1,201,320,000.00
Previously Paid Amount	0.00
Total Fee Amount	183,922.09
Total Offset Amount	0.00
Net Fee	$ 183,922.09